PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

The Company's policy is to capitalize all property purchases over $1,000 and depreciate the assets over their useful lives of 3 to 7 years.

Property consists of the following on June 30, 2023 and December 31, 2022:

	June 30, 2023	Dec 31, 2022
Computers – 3 year estimated useful life	$108,622	108,622
Less – Accumulated Depreciation	(108,107)	(106,115)
Property and Equipment, net	$515	2,507

Depreciation has been provided over each asset's estimated useful life. Depreciation expenses were $1,992, and $4,043 for the six months ended June 30, 2023 and 2022 respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

The Company’s policy is to capitalize all property purchases over $1,000 and depreciates the assets over their useful lives of 3 to 7 years.

Property consists of the following at December 31, 2022 and 2021

	December 31, 2022	December 31, 2021
Computers – 3 year estimated useful life	$108,622	$108,622
Less – Accumulated Depreciation	(106,115)	(98,602)
Property and Equipment, net	$2,507	$10,020

Depreciation has been provided over each asset’s estimated useful life. Depreciation expense was $7,513 and $5,485 for the twelve months ended December 31, 2022 and 2021, respectively.